Incorporated herein by reference is a supplement to the prospectus of MFS Diversified Target Return Fund, a series of MFS Series Trust XV (File No. 2-96738), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No. 0000912938-12-000355).